FINANCIAL INSTRUMENTS - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	£ 5,178	£ 6,541
Trading liabilities:
Trading Liabilities	12,577	16,582
Total financial liabilities carried at fair value, excluding derivatives	17,755	23,123
Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	11,037	14,962
Short positions in securities
Trading liabilities:
Trading Liabilities	1,540	1,620
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	0	0
Trading liabilities:
Trading Liabilities	1,505	1,569
Total financial liabilities carried at fair value, excluding derivatives	1,505	1,569
Level 1 £m | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 1 £m | Short positions in securities
Trading liabilities:
Trading Liabilities	1,505	1,569
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	5,133	6,504
Trading liabilities:
Trading Liabilities	11,072	15,013
Total financial liabilities carried at fair value, excluding derivatives	16,205	21,517
Level 2 £m | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	11,037	14,962
Level 2 £m | Short positions in securities
Trading liabilities:
Trading Liabilities	35	51
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities and other liabilities designated at fair value through profit or loss	45	37
Trading liabilities:
Trading Liabilities	0	0
Total financial liabilities carried at fair value, excluding derivatives	45	37
Level 3 £m | Liabilities in respect of securities sold under repurchase agreements
Trading liabilities:
Trading Liabilities	0	0
Level 3 £m | Short positions in securities
Trading liabilities:
Trading Liabilities	£ 0	£ 0